UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4992

Colonial Municipal Income Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2006 (Unaudited)	Colonial Municipal Income Trust

		Par ($)	Value ($)*
Municipal Bonds – 149.6%
EDUCATION – 5.5%
Education – 4.7%
MI Southfield Economic Development Corp.
	Lawrence University,
	Series 1998 A,
	5.400% 02/01/18	750,000	768,615
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	570,000	577,034
VT Educational & Health Buildings Finance Agency
	Norwich University,
	Series 1998,
	5.500% 07/01/21	1,000,000	1,029,360
WV Higher Education Policy Commission
	Series 2004 B,
	Insured: FGIC
	5.000% 04/01/34	4,745,000	4,976,414
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/25	750,000	320,685
Education Total			7,672,108
Prep School – 0.8%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,070,000	1,112,821
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	250,000	236,765
Prep School Total			1,349,586
EDUCATION TOTAL			9,021,694
HEALTH CARE – 42.2%
Continuing Care Retirement – 15.3%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	525,000	577,710
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	1,100,000	1,103,289
CT Development Authority
	Elim Park Baptist, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Series 2003,
	5.850% 12/01/33	430,000	456,522
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	500,000	555,650
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	400,000	406,624
GA Fulton County Residential Care Facilities Authority
	Canterbury Court,
	Series 2004 A,
	6.125% 02/15/26	500,000	514,530
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/34	350,000	370,129
IL Finance Authority
	Washington & Jane Smith Community,
	Series 2005 A,
	6.250% 11/15/35	1,000,000	1,009,710
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	650,000	690,345
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	525,000	562,306
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana Inc.,
	Series 2005,
	5.250% 11/15/35	750,000	761,400
KS Manhattan
	Meadowlark Hills Retirement Home,
	Series 1999 A,
	6.375% 05/15/20	250,000	258,193
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	235,000	238,288
MA Development Finance Agency
	Loomis Communities:
	Series 1999 A,
	5.625% 07/01/15	250,000	253,328
	Series 2002 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	6.900% 03/01/32	125,000	135,528
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	500,000	519,095
MO Cole County Industrial Development Authority
	Lutheran Senior Services,
	Series 2004,
	5.500% 02/01/35	750,000	784,492
NC Medical Care Commission
	United Methodist Retirement Home, Inc.
	Series 2005 C,
	5.250% 10/01/24	500,000	503,600
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998,
	5.750% 07/01/28	1,100,000	1,108,844
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	400,000	409,260
	5.875% 01/01/37	300,000	305,682
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	700,000	775,614
	Winchester Gardens,
	Series 2004 A,
	5.750% 11/01/24	500,000	538,490
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A:
	6.125% 01/01/25	500,000	515,795
	6.250% 01/01/35	250,000	257,760
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	1,000,000	1,024,700
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	1,028,450
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	400,000	424,348
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	7.625% 05/01/31	325,000	350,360
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005:
	6.125% 02/01/28	150,000	157,772
	6.250% 02/01/35	600,000	631,992
PA Westmoreland County Industrial Development Authority
	Redstone Highlands,
	Series 2005 A:
	5.750% 01/01/26	1,250,000	1,277,787
	5.875% 01/01/32	600,000	611,244
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	254,538
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	575,000	572,211
TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	300,000	314,031
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	750,000	757,852
	Series 2003 A,
	7.000% 11/15/33	200,000	215,888
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.000% 02/15/26	500,000	547,720
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton,
	Series 2005,
	5.250% 11/01/26	450,000	456,345
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	1,000,000	999,400
	Eastcastle Place, Inc.,
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	6.125% 12/01/34	300,000	305,097
	Three Pillars Senior Living Communities,
	Series 2003,
	5.750% 08/15/26	500,000	518,385
	United Lutheran Program for the Aging,
	Series 1998,
	5.700% 03/01/28	750,000	751,057
Continuing Care Retirement Total			24,811,361
Health Services – 2.7%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998:
	5.375% 01/01/16	1,500,000	1,529,205
	5.375% 01/01/23	340,000	344,145
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	620,000	639,418
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	750,000	910,132
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Healthpartners Obligation Group,
	Series 2003,
	5.625% 12/01/22	200,000	214,718
WI Health & Educational Facilities Authority
	Blood Center Southeastern Wisconsin,
	Series 2004,
	5.750% 06/01/34	750,000	794,790
Health Services Total			4,432,408
Hospitals – 17.2%
AR Conway Health Facilities Board
	Conway Regional Medical Center:
	Series 1999 A,
	6.400% 08/01/29	350,000	375,060
	Series 1999 B,
	6.400% 08/01/29	850,000	910,860
AR Washington County
	Washington Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	600,000	605,136
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	750,000	789,960
CA Turlock

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	1,000,000	1,023,150
CO Health Facilities Authority
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	250,000	253,853
	Parkview Medical Center,
	Series 2004,
	5.000% 09/01/25	550,000	560,334
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	500,000	516,630
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003,
	6.375% 10/01/34	250,000	271,415
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	400,000	423,096
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,
	5.375% 08/15/28	500,000	510,515
IL Southwestern Development Authority
	Anderson Hospital:
	Series 1999,
	5.500% 08/15/20	550,000	568,942
	Series 1999:
	5.375% 08/15/15	500,000	517,855
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	425,000	453,250
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	250,000	249,288
	5.625% 08/15/29	525,000	521,267
MA Health & Educational Facilities Authority
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	250,000	274,528
	Milford - Whitinsville Regional Hospital:
	Series 1998 C,
	5.250% 07/15/18	500,000	504,030
	Series 2002 D,
	6.350% 07/15/32	250,000	266,358

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	365,000	377,658
	5.750% 01/01/25	400,000	429,156
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	770,000	797,897
MI Flint Hospital Building Authority
	Hurley Medical Center,
	Series 1998 A,
	5.375% 07/01/20	460,000	459,738
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2001 A,
	5.700% 11/01/15	2,000,000	2,071,420
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	985,000	990,083
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	200,000	213,602
	Littleton Hospital Association, Inc.:
	Series 1998 A:
	5.900% 05/01/18	500,000	512,405
	6.000% 05/01/28	625,000	641,881
	Series 1998 B,
	5.900% 05/01/28	675,000	689,215
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	500,000	538,675
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	5.375% 07/01/26	385,000	394,687
NY Dormitory Authority
	Mount Sinai Hospital New York University Center:
	Series 2000 C,
	5.500% 07/01/26	575,000	583,596
	Series 2000,
	5.500% 07/01/26	175,000	177,616
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	200,000	214,414

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Highland County Joint Township
	Hospital District,
	Series 1999,
	6.750% 12/01/29	695,000	711,381
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	400,000	429,212
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 1996 A,
	6.250% 05/15/16	665,000	680,980
OH Sandusky County
	County Memorial Hospital,
	Series 1998,
	5.150% 01/01/08	270,000	272,149
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,050,000	1,069,708
SC Jobs Economic Development Authority
	Bon Secours-St. Francis Medical Center,
	Series 2002 A,
	5.500% 11/15/23	1,250,000	1,322,387
SC Lexington County Health Services District
	Lexington Medical Center Project,
	Refunding,
	Series 2003,
	5.500% 11/01/23	750,000	797,167
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	525,000	549,607
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	750,000	795,285
VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,
	5.200% 10/01/30	350,000	366,181
VT Educational & Health Buildings Finance Agency
	Brattleboro Memorial Hospital,
	Series 1998,
	5.375% 03/01/28	500,000	501,030

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	350,000	388,402
	Fort Healthcare, Inc.,
	Series 2004,
	6.100% 05/01/34	750,000	809,550
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	450,000	480,632
Hospitals Total			27,861,241
Intermediate Care Facilities – 0.6%
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,040,000	1,004,744
Intermediate Care Facilities Total			1,004,744
Nursing Homes – 6.4%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	975,000	955,500
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	535,000	559,680
	Volunteers of America Care Facilities:
	Series 1998 A:
	5.450% 07/01/08	145,000	145,154
	5.750% 07/01/20	700,000	714,679
	Series 1999 A,
	6.000% 07/01/29	350,000	354,529
IA Finance Authority
	Care Initiatives:
	Series 1996,
	9.250% 07/01/25	960,000	1,148,851
	Series 1998 B,
	5.750% 07/01/18	550,000	547,613
	Series 1998 B:
	5.750% 07/01/28	1,475,000	1,371,293
IN Gary
	West Side Health Care Center,
	Series 1987 A,
	11.500% 10/01/17(c)	2,230,000	669,000
IN Michigan City Health Facilities Authority
	Metro Health Foundation, Inc. Project,
	Series 1993,
	11.000% 11/01/22(d)	3,346,355	37,646
KY Kentucky Economic Development Finance Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	Series 2003,
	6.500% 01/01/29	395,000	402,853
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27(c)	364,000	163,800
	Series 2000 B,
	10.250% 06/01/27(c)	113,186	5,659
	Alliance Health Care Facilities,
	Series 1999 A,
	7.100% 07/01/32	1,120,000	1,148,437
MA Industrial Finance Agency
	First Mortgage GF/Massachusetts, Inc.,
	Series 1994 A,
	8.300% 07/01/23	855,000	849,519
MI Cheboygan County Economic Development Corp.
	Metro Health Foundation,
	Series 1993,
	11.000% 11/01/22(d)	1,814,584	20,414
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	7.500% 04/01/19	250,000	264,342
MN Sartell
	Foundation for HealthCare,
	Series 1999 A,
	6.625% 09/01/29	1,025,000	1,042,456
Nursing Homes Total			10,401,425
HEALTH CARE TOTAL			68,511,179
HOUSING – 16.0%
Assisted Living/Senior – 4.8%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,180,000	1,081,045
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/19	480,000	461,573
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	1,380,000	1,423,235
MN Roseville
	Care Institute, Inc.,
	Series 1993,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
	7.750% 11/01/23	1,630,000	1,391,026
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1999,
	7.625% 11/01/29	960,000	1,008,038
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	420,000	425,909
	6.000% 05/01/29	650,000	661,291
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24	1,355,000	1,298,293
Assisted Living/Senior Total			7,750,410
Multi-Family – 9.3%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA
	5.100% 06/01/37	655,000	669,941
DE Wilmington
	Electra Arms Senior Association Project,
	Series 1998, AMT,
	6.250% 06/01/28	910,000	892,601
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	500,000	520,085
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	660,000	667,742
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	500,000	504,185
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	2,000,000	2,060,000
	Series 2005 E, AMT,
	5.000% 12/01/28	500,000	504,550
MN Minneapolis Student Housing
	Riverton Community Housing Project,
	Series 2006 A,
	5.700% 08/01/40	500,000	496,480
MN Washington County Housing & Redevelopment Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	950,000	970,339
MN White Bear Lake
	Birch Lake Townhome Project,
	Series 1989 A, AMT,
	10.250% 07/15/19	1,770,000	1,681,500
	Birch Lake Townhome,
	Series 1989 B,
	(a) 07/15/19	624,000	180,960
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	800,000	855,168
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,000,000	986,210
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	750,000	772,950
OH Montgomery County
	Series 2005,
	Insured: FHLMC
	4.950% 11/01/35	250,000	253,052
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	9.750% 12/01/16(e)	455,481	448,057
TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,
	8.750% 04/01/27	670,000	682,047
TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001 C,
	10.000% 10/01/31(c)	685,000	6,850
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	295,000	304,543
	Series 2000 D,
	10.000% 12/01/32	300,000	310,869
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,
	10.000% 01/01/21	1,000,000	826,060
WA Seattle Housing Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	500,000	508,410
Multi-Family Total			15,102,599
Single-Family – 1.9%
KY Kentucky County
	Series 1987 A, AMT,
	Insured: MBIA
	9.000% 09/01/16	15,000	15,044
MA Housing Finance Agency
	Series 2005 118, AMT,
	4.850% 12/01/35	1,160,000	1,150,883
	Series 2005 B,
	5.000% 06/01/30	500,000	515,660
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	500,000	500,670
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	1,000,000	994,530
Single-Family Total			3,176,787
HOUSING TOTAL			26,029,796
INDUSTRIALS – 8.1%
Food Products – 1.6%
GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,
	5.950% 02/01/32	1,000,000	1,063,150
LA Southern Louisiana Port Commission
	Cargill, Inc.,
	Series 1997,
	5.850% 04/01/17	500,000	515,130
MI Strategic Fund
	Imperial Holly Corp.,
	Series 1998 A,
	6.250% 11/01/15	1,000,000	1,014,740
Food Products Total			2,593,020
Forest Products & Paper – 2.4%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	400,000	437,664
AL Courtland Industrial Development Board
	Champion International Corp.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
	Series 1999, AMT,
	6.000% 08/01/29	1,000,000	1,044,330
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	400,000	430,204
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	800,000	802,472
MS Lowndes County
	Weyerhaeuser Co. Project,
	Series 1992 B,
	6.700% 04/01/22	595,000	712,500
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	395,192
Forest Products & Paper Total			3,822,362
Manufacturing – 0.9%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,
	6.500% 12/15/17	745,000	754,633
TX Trinity River Authority
	Texas Instruments Project,
	Series 1996, AMT,
	6.200% 03/01/20	750,000	765,465
Manufacturing Total			1,520,098
Metals & Mining – 0.3%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14	205,000	203,368
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	345,000	320,188
Metals & Mining Total			523,556
Oil & Gas – 2.9%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
	6.050% 09/15/34	115,000	125,724
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2005 A, AMT,
	Insured: AMBAC
	4.850% 10/01/35	3,000,000	3,036,600
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	375,000	421,650
VI Virgin Islands Public Finance Authority
	Hovensa LLC:
	Series 2003, AMT,
	6.125% 07/01/22	425,000	466,794
	Series 2004, AMT,
	5.875% 07/01/22	400,000	433,100
VI Virgin Islands
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	250,000	282,838
Oil & Gas Total			4,766,706
INDUSTRIALS TOTAL			13,225,742
OTHER – 13.7%
Other – 0.5%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(a) 06/01/08	1,000,000	921,620
Other Total			921,620
Pool/Bond Bank – 0.8%
MI Municipal Bond Authority
	Local Government Loan,
	Series 2001 A,
	Insured: AMBAC
	5.375% 11/01/17	550,000	595,276
OH Summit County Port Authority
	Twinsburg Township,
	Series 2005 D,
	5.125% 05/15/25	655,000	655,000
Pool/Bond Bank Total			1,250,276
Refunded/Escrowed(f) – 10.1%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	500,000	554,215

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	Pre-refunded 08/15/09,
	6.500% 08/15/21	1,000,000	1,112,340
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31(b)	725,000	867,593
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	Insured: MBIA
	(a) 09/01/35	8,750,000	1,127,175
CT Development Authority Sewer Sludge Disposal Facilities
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	240,000	248,374
FL Northern Palm Beach County Improvement District
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA
	5.900% 08/01/19	500,000	543,465
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	150,000	167,783
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	480,000	496,502
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	2,750,000	3,547,912
IL Health Facilities Authority
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	560,660
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion,
	Series 1993 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
	Escrowed to Maturity,
	Insured: FGIC
	(a) 06/15/14	1,010,000	722,524
IL University of Illinois
	Series 2001 A,
	Pre-refunded 08/15/11,
	Insured: AMBAC
	5.500% 08/15/17	600,000	656,544
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	200,000	229,642
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	140,000	144,764
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded 07/01/08,
	5.375% 07/01/26	115,000	119,963
NY New York
	Series 1998 H,
	Escrowed to Maturity,
	5.125% 08/01/25	185,000	194,056
PA Delaware County Authority
	Mercy Health Corp.,
	Series 1996,
	Escrowed to Maturity:
	6.000% 12/15/16	1,400,000	1,455,132
	6.000% 12/15/26	500,000	519,885
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	80,000	100,248
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	435,000	488,792
	Series 1992 C,
	Pre-refunded 08/01/12,
	9.750% 08/01/19	440,000	494,410
TX Board of Regents
	University of Texas,
	Series 2001 B,
	Escrowed to Maturity,
	5.375% 08/15/18	350,000	379,026
WI Health & Educational Facilities Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(f) – (continued)
	Attic Angel Obligated Group,
	Series 1998,
	Pre-refunded 11/17/08,
	5.750% 11/15/27	875,000	940,809
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	605,000	688,889
Refunded/Escrowed Total			16,360,703
Tobacco – 2.3%
CA California County Tobacco Securitization Agency
	Series 2006,
	(a) 06/01/46	3,500,000	259,735
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	1,600,000	1,750,880
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	1,000,000	1,124,750
WA Tobacco Settlement Authority
	Series 2002,
	6.625% 06/01/32	500,000	550,500
Tobacco Total			3,685,865
OTHER TOTAL			22,218,464
OTHER REVENUE – 5.2%
Hotels – 1.9%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	1,000,000	997,390
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	6.500% 10/01/27	2,000,000	2,080,040
Hotels Total			3,077,430
Recreation – 1.8%
CA Agua Caliente Band of Cahuilla Indians
	Series 2003,
	5.600% 07/01/13	775,000	809,030

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
CA Cabazon Band Mission Indians
	Series 2004::
	8.375% 10/01/15(e)	205,000	209,955
	8.750% 10/01/19(e)	780,000	799,289
CT Mashantucket Western Pequot
	Series 1999 B,
	(a) 09/01/18(e)	1,100,000	573,386
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(e)	200,000	213,528
NM Red River Sports Facility
	Red River Ski Area,
	Series 1998,
	6.450% 06/01/07	350,000	350,879
Recreation Total			2,956,067
Retail – 1.5%
LA Beauregard Parish
	Office Max,
	Series 2002,
	6.800% 02/01/27	1,000,000	1,082,630
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	750,000	754,343
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	570,000	569,333
Retail Total			2,406,306
OTHER REVENUE TOTAL			8,439,803
RESOURCE RECOVERY – 2.1%
Disposal – 0.8%
CA Pollution Control Financing Authority
	Republic Services,
	Series 2002 C, AMT,
	5.250% 06/01/23	500,000	530,625
UT Carbon County
	Laidlaw Environmental:
	Series 1995 A, AMT,
	7.500% 02/01/10	250,000	255,060
	Series 1997 A, AMT,
	7.450% 07/01/17	500,000	527,650
Disposal Total			1,313,335

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Resource Recovery – 1.3%
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.500% 12/01/13	1,000,000	1,019,920
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	1,000,000	1,049,320
Resource Recovery Total			2,069,240
RESOURCE RECOVERY TOTAL			3,382,575
TAX-BACKED – 28.0%
Local Appropriated – 1.7%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,000,000	1,041,980
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	500,000	527,975
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	700,000	724,318
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	400,000	406,176
Local Appropriated Total			2,700,449
Local General Obligations – 9.5%
CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA
	5.100% 02/01/20	750,000	835,710
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/18	1,245,000	1,487,128
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	600,000	699,810
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 08/01/25	1,000,000	1,212,910

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CO Castle Oaks Metropolitan District
	Series 2005,
	6.125% 12/01/35	500,000	498,625
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	500,000	513,015
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/15	4,000,000	2,537,800
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24	1,000,000	1,115,350
NY New York
	Series 1998 H,
	5.125% 08/01/25	4,815,000	5,016,652
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	750,000	799,717
TX Irving Independent School District
	Series 1997 A,
	Insured: PSFG
	(a) 02/15/16	1,000,000	660,000
Local General Obligations Total			15,376,717
Special Non-Property Tax – 6.7%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/18	1,015,000	594,902
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	(a) 01/01/24	500,000	449,495
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion::
	Series 1994 A,
	Insured: MBIA
	(a) 06/15/15	3,000,000	2,049,780
	Series 1996 A,
	Insured: MBIA
	(a) 12/15/13	5,000,000	3,667,100
	Series 2002 A,
	Insured: FGIC
	(a) 06/15/14	3,990,000	2,856,640
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	225,000	232,713

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	120,000	125,017
	5.750% 06/15/29	500,000	533,210
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	375,000	431,325
Special Non-Property Tax Total			10,940,182
Special Property Tax – 8.6%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	500,000	522,295
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.550% 09/01/18	500,000	524,740
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,125,000	1,167,806
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	500,000	515,735
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	300,000	311,724
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	355,000	363,520
CA Yorba Linda Redevelopment Agency
	Series 1998 A,
	Insured: MBIA
	(a) 09/01/24	1,325,000	580,403
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	740,000	784,400
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	490,000	523,815

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	495,000	539,515
FL Heritage Palms Community Development District
	Series 1999 A,
	6.250% 11/01/07	35,000	35,023
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	250,000	264,423
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	685,000	691,836
FL Orlando
	Conroy Road Interchange,
	Series 1998 A:
	5.500% 05/01/10	105,000	107,195
	5.800% 05/01/26	300,000	305,997
FL Seven Oaks Community Development District
	Series 2004 B,
	5.000% 05/01/09	980,000	982,460
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	230,000	232,332
	Series 1998 B,
	5.700% 05/01/08	25,000	25,063
FL Westchester Community Development District No.1
	Series 2003,
	6.125% 05/01/35	275,000	288,604
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	1,000,000	1,003,990
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.400% 01/01/20	500,000	512,725
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	310,000	322,295
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	6.250% 03/01/34	250,000	262,545
IL Plano Special Service Area No.4
	Series 2005 5-B,
	6.000% 03/01/35	1,500,000	1,490,115
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	450,000	485,280
MI Taylor Tax Increment Finance Authority
	Series 2001,
	Insured: FSA
	5.375% 05/01/17	1,000,000	1,073,310
Special Property Tax Total			13,917,146
State Appropriated – 1.2%
MI Building Authority
	Series 2001 I,
	5.000% 10/15/24	1,000,000	1,055,500
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	6.000% 08/01/26	820,000	986,862
State Appropriated Total			2,042,362
State General Obligations – 0.3%
CA State
	Series 2003,
	5.250% 02/01/23	380,000	426,007
State General Obligations Total			426,007
TAX-BACKED TOTAL			45,402,863
TRANSPORTATION – 13.0%
Air Transportation – 4.6%
CA Los Angeles Regional Airport
	LAXfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC
	5.250% 01/01/23	500,000	516,970
CO Denver City & County Airport
	United Air Lines, Inc.,
	Series 1992 A, AMT,
	6.875% 10/01/32	645,000	650,792
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	350,000	368,099

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	500,000	525,120
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.:
	Series 2001 A, AMT,
	7.000% 04/01/25(d)	800,000	540,776
	Series 2005, AMT,
	7.375% 04/01/25(d)	250,000	168,655
NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	250,000	199,860
	Series 2000, AMT,
	7.750% 02/01/28	500,000	504,450
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 2003, AMT,
	9.000% 06/01/33	1,250,000	1,364,687
NY New York City Industrial Development Agency
	Terminal One Group-JFK International Airport,
	Series 2005, AMT,
	5.500% 01/01/21	500,000	539,785
NY New York City Industrial Development Authority
	JFK International Airport,
	American Airlines, Inc.,
	Series 2002 B, AMT,
	8.500% 08/01/28	500,000	545,265
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.250% 01/01/09	220,000	221,476
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	750,000	782,670
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	525,000	551,082
Air Transportation Total			7,479,687
Airports – 2.0%
GA Augusta Airport
	Series 2005 B, AMT,
	5.350% 01/01/28	215,000	219,816
TX Dallas Fort Worth International Airport
	Series 2004 B, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	Insured: FSA
	5.000% 11/01/25	3,000,000	3,084,840
Airports Total			3,304,656
Toll Facilities – 3.0%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/15	3,000,000	2,095,620
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	3,000,000	1,758,330
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	1,000,000	941,660
Toll Facilities Total			4,795,610
Transportation – 3.4%
NV Department of Business & Industry
	Las Vegas Monorail,
	Series 2000,
	7.375% 01/01/40	750,000	776,138
NY Port Authority of New York & New Jersey
	Series 2004, AMT,
	Insured: FSA
	5.125% 07/15/30(g)	4,450,000	4,688,431
Transportation Total			5,464,569
TRANSPORTATION TOTAL			21,044,522
UTILITIES – 15.8%
Independent Power Producers – 1.9%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,021,920
NY Suffolk County Industrial Development Authority
	Nissequogue Cogenaration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	515,807
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
	6.650% 05/01/10	130,000	137,194
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	320,000	347,990
Independent Power Producers Total			3,022,911
Investor Owned – 7.2%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	750,000	751,538
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	475,000	518,154
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	800,000	818,632
IL Bryant
	Central Illinois Light Co.,
	Series 1993,
	5.900% 08/01/23	1,000,000	1,010,340
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1995,
	6.625% 12/01/24	750,000	758,692
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	501,730
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	500,000	503,600
MS Business Finance Corp.
	Systems Energy Resources,
	Series 1998,
	5.875% 04/01/22	1,500,000	1,518,000
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	225,000	231,831
NV Clark County Industrial Development Authority

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)

	Nevada Power Co.,
	Series 1997 A, AMT,
	5.900% 11/01/32	1,500,000	1,500,150
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	650,000	677,716
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	400,000	428,240
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	220,000	233,565
	Series 2003 C, AMT,
	6.750% 10/01/38	555,000	615,245
VA Pittsylvania County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1994 A, AMT,
	7.450% 01/01/09	600,000	612,678
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	1,000,000	1,036,460
Investor Owned Total			11,716,571
Joint Power Authority – 0.3%
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.500% 01/01/16	430,000	463,979
Joint Power Authority Total			463,979
Municipal Electric – 2.8%
CA Department of Water Resources
	Power Supply Revenue Bonds,
	Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	2,000,000	2,217,620
WA Seattle Light & Power
	Series 2001,
	Insured: FSA
	5.500% 03/01/17	2,250,000	2,417,647
Total Municipal Electric			4,635,267
Water & Sewer – 3.6%
LA New Orleans Sewage Service
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	3.000% 07/26/06	1,000,000	989,840
MA Water Resources Authority
	Series 1997 D,
	Insured: MBIA
	5.000% 08/01/24	2,000,000	2,081,340
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24 (c)	485,000	412,168
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/12	3,000,000	2,312,760
Water & Sewer Total			5,796,108
UTILITIES TOTAL			25,634,836
	Total Municipal Bonds (cost of $240,906,607)		242,911,474
Municipal Preferred Stocks – 2.0%
HOUSING – 2.0%
Multi-Family – 2.0%
Charter Mac Equity Issuer Trust
	AMT,
	6.000% 04/30/19(e)	1,000,000	1,108,340
	Series 2000, AMT,
	7.600% 11/30/10(e)	500,000	563,720
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(e)	500,000	527,025
MuniMae Trust
	AMT,
	5.800% 06/30/49(e)	1,000,000	1,051,180
Multi-Family Total			3,250,265
HOUSING TOTAL			3,250,265
	Total Municipal Preferred Stocks (cost of $3,000,000)		3,250,265
		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	3,042	3,042
	Total Investment Company (cost of $3,042)		3,042

		Par ($)	Value($)
Short-Term Obligations – 3.2%
VARIABLE RATE DEMAND NOTES (h) – 3.2%
FL Pinellas County Health Facility Authority
	Pooled Hospital Loan Program,
	Series 1985,
	LOC: Wachovia Bank N.A.
	3.020% 12/01/15	100,000	100,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.020% 11/15/27	100,000	100,000
KY Shelby County Lease
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.010% 09/01/34	400,000	400,000
MN Center City Health Care Facilities
	Hazelden Foundation Project,
	Series 2005,
	LOC: Bank of New York
	3.000% 11/01/35	400,000	400,000
MN Higher Education Facilities Authority
	St. Olaf College:
	Series 2002 5-M1,
	LOC: Harris Trust & Savings Bank
	3.000% 10/01/32	100,000	100,000
	Series 2002 5-M2,
	LOC: Harris Trust & Savings Bank
	3.000% 10/01/20	100,000	100,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	2.970% 06/01/23	100,000	100,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC
	3.000% 06/01/18	700,000	700,000
NY New York City Municipal Water Finance Authority
	Water & Sewer System
	Series 1992 C,
	SPA: Securities Purchase, Inc.
	2.920% 06/15/22	900,000	900,000
NY New York City
	Series 2004 H-4,
	LOC: Bank of New York
	2.930% 03/01/34	1,400,000	1,400,000
SD Lawrence County Pollution Control
	Homestake Mining Co.
	Series 1997 B,
	LOC: Chase Manhattan Bank
	2.960% 07/01/32	300,000	300,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (h) – (continued)
WY Uinta County Pollution Control
	Chevron Corp.,
	Series 1993,
	2.970% 08/15/20	500,000	500,000
VARIABLE RATE DEMAND NOTES TOTAL			5,100,000

	Total Short-Term Obligations (cost of $5,100,000)		5,100,000

	Total Investments – 154.8% (cost of $249,009,649)(i)(j)		251,264,781

	Auction Preferred Shares plus

	cumulative unpaid distributions – (55.5)%		(90,040,680)

	Other Assets & Liabilities, Net – 0.7%		1,128,422

	Net Assets – 100.0%		162,352,523

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.
Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At February 28, 2006, the value of these securities amounted to $1,980,414, which represents 1.2% of net assets.

Additional information on these restricted securities is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities Development Authority:
Crossroads School of Arts & Sciences,
Series 1998, 6.000% 08/01/28	08/31/98	$1,070,000
		$1,070,000

(c)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of these securities amounted to $1,257,477, which represents 0.8% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of these securities amounted to $767,491, which represents 0.5% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which are not illiquid, amounted to $4,386,140, which represents 2.7% of net assets.

	Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp.,
Pass-Through Certificates,
Series 1993 A, 9.750% 12/01/16	08/27/93	$455,481	$455,481	$448,057

(f)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(g)	Security pledged as collateral for open futures contracts.

(h)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of February 28, 2006.

(i)	Cost for federal income tax purposes is $248,873,768.

(j)	Unrealized appreciation and depreciation at February 28,2006 based on cost of investment for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$14,360,793	($11,969,780)	$2,391,013

At February 28,2006, the Trust held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond	95	$10,719,847	$10,743,906	June-2006	$(24,059)

U.S. Treasury Notes	171	$18,549,888	$18,468,000	Mar-2006	$81,888
					$57,829

At February 28, 2006, the Fund held the following open long swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
Contract with J.P. Morgan, Effective: 02/09/06	$9,000,000	$9,000,000	May-2006	—

			Total unrealized Appreciation (Depreciation)	$—

At February 28, 2006, the Fund held the following open short swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Contract with J.P. Morgan, Effective: 02/09/06	$9,000,000	$9,108,935	May-2006	$(108,935)

			Total unrealized depreciation	$(108,935)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
PSFG	Permanent School Fund Guaranteed

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Municipal Income Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006